Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 100.1%
		Communication Services: 14.9%
604,511		Activision Blizzard, Inc.	$56,219,523	1.6
102,090	(1)	Alphabet, Inc. - Class A	210,562,667	6.2
333,284	(1)	Facebook, Inc.- Class A	98,162,136	2.9
782,087		Fox Corp. - Class A	28,241,162	0.8
1,285,807		Interpublic Group of Cos., Inc.	37,545,564	1.1
415,361	(1)	Walt Disney Co.	76,642,412	2.3
			507,373,464	14.9

		Consumer Discretionary: 10.5%
11,378	(1)	Amazon.com, Inc.	35,204,442	1.0
198,026	(1)	Caesars Entertainment, Inc.	17,317,374	0.5
213,234		Darden Restaurants, Inc.	30,279,228	0.9
328,386		Expedia Group, Inc.	56,521,798	1.7
1,353,169	(1)	Gap, Inc.	40,297,373	1.2
291,697		Hasbro, Inc.	28,037,916	0.8
761,990		Las Vegas Sands Corp.	46,298,512	1.3
554,144		Nike, Inc. - Class B	73,640,196	2.2
350,252		Royal Caribbean Cruises Ltd.	29,985,074	0.9
			357,581,913	10.5

		Consumer Staples: 7.1%
1,218,949		Coca-Cola Co.	64,250,802	1.9
203,665		Constellation Brands, Inc.	46,435,620	1.4
787,950		Philip Morris International, Inc.	69,922,683	2.0
441,776		Walmart, Inc.	60,006,434	1.8
			240,615,539	7.1

		Energy: 3.5%
496,449		BP PLC ADR	12,088,533	0.4
261,955		Chevron Corp.	27,450,265	0.8
343,247		Cimarex Energy Co.	20,385,439	0.6
688,363		ConocoPhillips	36,462,588	1.1
297,855		Valero Energy Corp.	21,326,418	0.6
			117,713,243	3.5

		Financials: 12.0%
798,704	(2)	Apollo Global Management, Inc.	37,547,075	1.1
316,591	(2)	Assurant, Inc.	44,883,106	1.3
1,476,856		Bank of America Corp.	57,139,558	1.7
249,844		Chubb Ltd.	39,467,857	1.2
863,957		Citigroup, Inc.	62,852,872	1.9
116,919		Goldman Sachs Group, Inc.	38,232,513	1.1
651,296		Hartford Financial Services Group, Inc.	43,500,060	1.3
679,439		Synchrony Financial	27,625,990	0.8
994,462		US Bancorp	55,003,693	1.6
			406,252,724	12.0

		Health Care: 13.6%
551,340	(1),(2)	Alcon, Inc.	38,693,041	1.1
15,804	(1)	Biogen, Inc.	4,421,169	0.1
183,627		Cigna Corp.	44,389,991	1.3
369,755		Eli Lilly & Co.	69,077,629	2.0
434,205		Johnson & Johnson	71,361,592	2.1
580,097		Medtronic PLC	68,526,859	2.0
115,663		Thermo Fisher Scientific, Inc.	52,786,280	1.6
171,971		UnitedHealth Group, Inc.	63,985,250	1.9
316,237		Zimmer Biomet Holdings, Inc.	50,623,219	1.5
			463,865,030	13.6

		Industrials: 7.6%
262,002		L3Harris Technologies, Inc.	53,102,565	1.6
194,860		Old Dominion Freight Line	46,846,293	1.4
133,523		Parker Hannifin Corp.	42,117,160	1.2
826,137		Raytheon Technologies Corp.	63,835,606	1.9
160,273	(1)	United Rentals, Inc.	52,779,502	1.5
			258,681,126	7.6

		Information Technology: 23.3%
366,870		Apple, Inc.	44,813,170	1.3
136,843	(2)	Broadcom, Inc.	63,448,625	1.9
57,348		Dolby Laboratories, Inc.	5,661,395	0.2
816,436	(1)	Fiserv, Inc.	97,188,541	2.9
2,015,570		HP, Inc.	63,994,348	1.9
217,099		Intuit, Inc.	83,161,943	2.4
389,795	(2)	Microchip Technology, Inc.	60,503,980	1.8
985,092		Microsoft Corp.	232,255,141	6.8
425,377		Motorola Solutions, Inc.	79,992,145	2.3
307,963		NXP Semiconductor NV - NXPI - US	62,005,270	1.8
			793,024,558	23.3

		Materials: 2.9%
96,086		Air Products & Chemicals, Inc.	27,032,835	0.8
671,826		CF Industries Holdings, Inc.	30,487,464	0.9
364,318		Eastman Chemical Co.	40,118,698	1.2
			97,638,997	2.9

		Real Estate: 2.2%
334,600		ProLogis, Inc.	35,467,600	1.0
136,281	(2)	Ryman Hospitality Properties	10,563,140	0.3
674,636		UDR, Inc.	29,589,535	0.9
			75,620,275	2.2

		Utilities: 2.5%
202,753		Entergy Corp.	20,167,841	0.6
815,785		Exelon Corp.	35,682,436	1.0
397,573		NextEra Energy, Inc.	30,060,494	0.9
			85,910,771	2.5

	Total Common Stock
	(Cost $2,503,794,956)		3,404,277,640	100.1

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
OTHER(3): –%
		Utilities: –%
10,000,000	(4),(5)	Southern Energy (Escrow)	$–	–

	Total Other
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $2,503,794,956)		3,404,277,640	100.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
		Repurchase Agreements: 1.7%
3,430,056	(6)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $3,430,058, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $3,498,657, due 06/01/21-04/01/51)	3,430,056	0.1
2,510,895	(6)	Bethesda Securities LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $2,510,898, collateralized by various U.S. Government Agency Obligations, 1.500%-5.500%, Market Value plus accrued interest $2,561,113, due 01/01/25-10/01/50)	2,510,895	0.1
2,383,199	(6)	BNP Paribas S.A., Repurchase Agreement dated 03/31/21, 0.21%, due 04/01/21 (Repurchase Amount $2,383,213, collateralized by various U.S. Government Securities, 0.652%-8.125%, Market Value plus accrued interest $2,502,359, due 05/20/22-04/01/40)	2,383,199	0.1
13,973,158	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $13,973,166, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $14,252,621, due 04/15/21-02/20/71)	13,973,158	0.4
2,765,547	(6)	Citadel Securities LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $2,765,552, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $2,820,865, due 04/13/21-02/15/48)	2,765,547	0.1
10,164,043	(6)	Citigroup, Inc., Repurchase Agreement dated 03/31/21, 0.01%, due 04/01/21 (Repurchase Amount $10,164,046, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.125%-4.000%, Market Value plus accrued interest $10,367,325, due 05/15/23-09/15/57)	10,164,043	0.3
3,869,985	(6)	JVB Financial Group LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $3,869,990, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $3,947,385, due 07/01/22-03/01/51)	3,869,985	0.1

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
4,417,009	(6)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/21, 0.03%, due 04/01/21 (Repurchase Amount $4,417,013, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.500%, Market Value plus accrued interest $4,505,354, due 06/01/21-02/20/71)	$4,417,009	0.1
3,163,633	(6)	Palafox Trading LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $3,163,638, collateralized by various U.S. Government Securities, 0.625%-1.875%, Market Value plus accrued interest $3,236,252, due 01/31/22-02/15/41)	3,163,633	0.1
10,761,982	(6)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/21, 0.09%, due 04/01/21 (Repurchase Amount $10,762,009, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $10,977,259, due 07/15/23-02/15/48)	10,761,982	0.3

	Total Repurchase Agreements
	(Cost $57,439,507)		57,439,507	1.7

Shares			Value	Percentage of Net Assets
		Mutual Funds(6): 0.9%
27,310,000	(6),(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%	$27,310,000	0.8
1,378,000	(6),(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	1,378,000	0.1
850,000	(6),(7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	850,000	0.0
	Total Mutual Funds
	(Cost $29,538,000)		29,538,000	0.9

	Total Short-Term Investments
	(Cost $86,977,507)		86,977,507	2.6

	Total Investments in Securities (Cost $2,590,772,463)		$3,491,255,147	102.7
	Liabilities in Excess of Other Assets		(90,951,066)	(2.7)
	Net Assets		$3,400,304,081	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2021, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of March 31, 2021.

Voya Growth and Income Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$3,404,277,640	$–	$–	$3,404,277,640
Other	–	–	–	–
Short-Term Investments	29,538,000	57,439,507	–	86,977,507
Total Investments, at fair value	$3,433,815,640	$57,439,507	$–	$3,491,255,147

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2021, Voya Growth and Income Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy (Escrow)	11/30/2005	$–	$–
		$–	$–

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $2,616,588,051.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$909,211,813
Gross Unrealized Depreciation	(34,544,717)
Net Unrealized Appreciation	$874,667,096